Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Assets and Liabilities Measured on Recurring Basis
The following tables summarize assets and liabilities measured at fair value on a recurring basis as of June 30, 2021 and June 30, 2020:

	As of June 30, 2021
	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$6,525	$—	$—	$6,525

Total	$6,525	$—	$—	$6,525

Liabilities:
Contingent consideration liabilities	$—	$—	$4,631	$4,631
Interest rate swaps	—	13,807	—	13,807

Total	$—	$13,807	$4,631	$18,438

	As of June 30, 2020
	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration liabilities	$—	$—	$1,641	$1,641
Interest rate swaps	—	19,943	—	19,943

Total	$—	$19,943	$1,641	$21,584

Summary of Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table provides a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	Contingent Consideration
Balance at June 30, 2019	$2,695
Acquisitions	1,000
Payments	(1,019)
Change in fair value	(1,035)

Balance at June 30, 2020	1,641
Acquisitions	4,000
Payments	(555)
Change in fair value	329

Balance at June 30, 2021	5,415
Less: current portion	(2,153)

Long term portion	$3,262